Stock Options and Warrants (Details)	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013
Expected volatility	77.00%	71.08%	73.50%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.33%	1.70%	1.26%
Expected life (in years)	5 years	6 years	6 years 7 months 21 days